Note Related party transactions (Corporation's equity in Evertec) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Investment in equity investees	$ 218,062	$ 212,838
EVERTEC Inc.
Related Party Transaction [Line Items]
Investment in equity investees	$ 38,904	$ 33,590